Schedule II Valuation and Qualifying Accounts - Allowance for Doubtful Accounts (Detail) - Allowance for Doubtful Accounts [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of period		$ 48,401	$ 55,917	$ 63,098
Charges to Costs, Expenses and Other		14,167	20,242	11,715
Write-off of Accounts Receivable		20,368	28,492	14,082
Other	[1]	(2,502)	734	(4,814)
Balance at End of period		$ 39,698	$ 48,401	$ 55,917

[1]	Primarily foreign currency adjustments and acquisition and/or divestiture activity.